COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Total Environmental Liabilities

	December 31	December 31
	2012	2011
	(Millions of Dollars)
Other current liabilities	$6	$5
Other accrued liabilities (noncurrent)	9	11

	$15	$16

Liabilities For Asset Retirement Obligation

	December 31 2012	December 31 2011
	(Millions of Dollars)

Other current liabilities	$3	$1
Other accrued liabilities (noncurrent)	26	21

	$29	$22

Rollforward Of Company's Asset Retirement Obligation Liability

Balance at January 1, 2011	$25
Liabilities incurred	2
Liabilities settled/adjustments	(5)

Balance at December 31, 2011	22
Liabilities incurred	9
Liabilities settled/adjustments	(2)

Balance at December 31, 2012	$29